Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Liabilities from financing activities, Leases	$ 1,480
Liabilities from financing activities, Sub-total	1,480
Net increase/(decrease) in cash and cash equivalents	(53,437)	$ 30,594
Cash Flows, Total	(51,957)
Remeasurement of borrowing arrangements	3,955
Other Changes	(5,017)
Increase decrease in borrowing liabilities classified as financing activities	(5,134)
Increase (decrease) in lease liabilities arising from operating activities	117
Acquisition - leases	(395)
Foreign exchange adjustments	1,637	328
Foreign exchange adjustments	(430)
Foreign exchange adjustments	1,207
Net Debt	(22,193)		$ 30,014
Borrowings	(90,657)		(89,478)
Leases	(9,064)		(9,836)
Liabilities from financing activities	99,721		(99,314)
Cash and cash equivalents	$ 77,528	$ 81,348	$ 129,328	$ 50,426